Earnings/(Loss) Per Share - Summary Of Computation Of Earnings Per Share Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to ordinary shareholders for computing basic earnings/(loss) per ordinary share	¥ (13,130)	$ (1,904)	¥ (157,907)	¥ 2,371
Add: Noncumulative dividends to Preferred Shares | ¥				1,059
Net income/(loss) attributable to ordinary shareholders for computing diluted earnings/(loss) per ordinary share	¥ (13,130)	$ (1,904)	¥ (157,907)	¥ 3,430
Denominator:
Weighted average number of shares outstanding	56,007,723	56,007,723	43,914,204	28,282,187
Dilutive share options				7,561,986
Weighted average number of effect of convertible Preferred Shares				12,627,507
Weighted average ordinary shares issuable in connection with business combination				46,307
Weighted average number of shares outstanding- diluted	56,007,723	56,007,723	43,914,204	48,517,987
Earnings/(loss) per share - diluted | (per share)	¥ (0.23)	$ (0.03)	¥ (3.60)	¥ 0.07